PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 676,576	$ 688,901
Accumulated depreciation	(391,635)	(348,143)
Impairment	(8,470)	(1,605)
Property, plant and equipment, excluding construction in process, net	276,471	339,153
Property, plant and equipment, net	331,052	372,481
Depreciation expense	80,642	79,895	$ 79,726
Project costs reclassified to construction in progress	107,600	22,700
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	166,030	182,889
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	7,755	6,849
Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	459,471	459,272
Furniture, fixtures and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	39,413	36,526
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	3,907	3,365
Construction in process
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net	$ 54,581	$ 33,328